Consolidated statement of changes in equity (Parenthetical) € in Millions	1 Months Ended
Aug. 31, 2017 EUR (€) shares
Consolidated statement of changes in equity
Reissue of treasury shares | shares	729,100,000
Reissue of treasury shares, value | €	€ 1,742